Principal Accountant Fees and Services (Tables)	12 Months Ended
Dec. 31, 2025
Auditor's remuneration [abstract]
Summary of Principal Accountant Fees and Services

The following table sets forth, for each of the years indicated, the fees billed by the Company’s independent public accountants and the proportion of each of the fees out of the total amount billed by the accountants.

(EUR’000)	2025	2024	2023
Principal accountant fees and services
Audit fees	840	811	739
Audit-related fees	11	147	—
Tax fees	—	91	122
Total principal accountant fees and services	851	1,049	861